Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2026
Inventories, Net [Abstract]
Schedule of Inventories

At June 30, 2026 and December 31, 2025, inventories consisted of the following.

	June 30, 2026	December 31, 2025
	(Unaudited)
Purchased goods	$106,150	$97,399
Less: reserve for obsolete inventories	(20,582)	(17,988)
Total	$85,568	$79,411

Schedule of Reserve for Obsolete Inventories

The following table describes the movements in the reserve for obsolete inventories during the six months ended June 30, 2026 and 2025.

	2026	2025
	(Unaudited)	(Unaudited)
Balance at December 31,	$17,988	$16,756
Reserve for obsolete inventories	2,019	3,832
Foreign exchange difference	575	365
Balance at June 30 (Unaudited)	$20,582	$20,953